FORM 13F

Report for the Calendar Year or Quarter
Ended: June 30, 2012

This Amendment (Check only one.):
  	is a restatement
 x 	adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] August 6, 2012

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).











FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
37

Form 13F Information Table Value Total:
$517,605,802

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 June 30, 2012

                                                              INVEST  VOTING
                                          MARKET              DISCR.  AUTH.
SECURITY              CLASS  CUSIP        VALUE         QTY   SOLE    NONE

COMMON STOCK

AMERICAN TEL & TEL    	COM  	030177109 	 1,074,716	   30,138	x	 30,138
ASTORIA FIN'L         	COM  	46265104	   173,313	   17,685	x	 17,685
AMBAC FIN'L			COM	23139108	     2,760	  100,000	x	100,000
ASTEC INDUST		COM	46224101	 3,896,360	  127,000	x	127,000
BANK OF AMERICA		COM	60505104	   468,706	   57,299  	x    	 57,299
BP PLC			COM	55622104	 3,101,310	   76,500	x	 76,500
BRISTOL MYERS SQUIBB	COM  	110122108	27,703,764	  972,751  	x   	972,751
CFS BANCORP			COM 	12525D102	   512,671	  102,946  	x     102,946
CITIGROUP, INC		COM  	172967101	31,590,848	1,152,530  	x   1,152,530
CHEVRONTEXCO CORP.	COM  	166764100	 1,782,739	   16,898	x      16,898
COMCAST CL. A		COM	20030N101	 1,359,018	   42,509  	x      42,509
CTM MEDIA CL A		COM	22944D104	   350,851	   10,380	x	 10,380
DIME COMM.BANC		COM  	253922108	 1,352,864	  101,786  	x     101,786
EXXON MOBIL CORP		COM  	30231G102	 1,534,613	   17,934  	x      17,934
FIRST PLACE FIN'L		COM  	33610T109       8,324	   13,426  	x      13,426
FIRST NIAGARA FIN'L	COM	33582V108   1,502,927	  196,461	x     196,461
FLUSHING FINANCIAL	COM  	343873105   1,433,085	  105,142 	x     105,142
GENERAL ELECTRIC		COM	369604103	   354,280	   17,000	x	 17,000
GENIE ENERGY		COM	903514344	 5,159,692	  664,053	x	664,053
HOLOGIC              	COM 	436440101	27,945,115	1,549,064 	x   1,549,064
IBM                    COM  	459200101   1,009,975      5,164 	x       5,164
IDT CORP. CL. B		COM  	448847309   6,550,323    667,719	x     667,719
KEYCORP NEW			COM	493267108	   184,119	   23,788	x	 23,788
LANDMARK SVGS. BK.     COM  	514928100	 2,263,849	  111,191	x     111,191
MERCK & CO.			COM  	589331107	47,471,716	1,137,047  	x   1,137,047
MMODEL INC.			COM	60689B107	13,277,774	1,022,941	x   1,022,941
MONSANTO 			COM	66166W101	   758,848	    9,167	x       9,167
MBIA INC.			COM	55262C100  32,069,173	2,966,621	x   2,966,621
NAM TAI ELEC.		COM  	629865205  17,781,283	2,711,561  	x   2,711,561
NEW YORK COMMUNITY 	COM  	649445103  45,517,600	3,632,690	x   3,632,690
NEWMARKET GROUP		COM	651587107     360,639	    1,665	x       1,665
NOVARTIS ADR           COM  	66987V109	 2,155,951	   38,568  	x      28,568
NY TIMES CL A.		COM	650111107	35,823,450	4,592,750	x   4,592,750
OLD REPUBLIC           COM  	680223104	24,000,723 	2,895,142  	x   2,895,142
PHI INC. NON-VOTE      COM  	716604202	   917,174	   32,980  	x 	 32,980
PFIZER INC.            COM  	717081103	57,794,830	2,512,819  	x   2,512,819
PROVIDENT BANCORP      COM  	74383A109	 8,221,905	1,083,255  	x   1,083,255
PATTERSON ENERGY		COM	703481101	19,223,568	1,320,300	x   1,320,300
QUESTAR CORP.          COM  	748356102     332,717	   15,950  	x      15,950
SEABOARD CORP.         COM  	811543107	29,665,485    13,908  	x      13,908
SLM CORP.			COM	78443P106	30,227,282	1,924,079  	x   1,924,079
SYMS CORP              COM  	871551107	 2,890,269	  437,257  	x     437,257
TCF FIN'L              COM  	872275102	   279,699    24,364  	x  	 24,364
TRAVELERS			COM	89417E109	 2,495,761	   39,094	x      39,094
USG INC.			COM	903293405	 3,467,100	  182,000	x	182,000
VOXX INTERNATIONAL	COM	91829F104	21,442,543	2,300,702	x   2,300,702
VOLVO                  COM  	928856400	   114,090 	   10,000  	x      10,000

TOTALS                                 517,605,802 35,084,234	   35,084,234